Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue
EXPLORATION AND EVALUATION EXPENSES (note 13)	$ 16,302	$ 14,953
GENERAL AND ADMINISTRATIVE EXPENSES
Office and administrative	643	529
Professional fees	1,389	539
Regulatory and transfer agent	142	206
Salaries and benefits	2,156	1,986
General and administrative expenses	4,330	3,260
OTHER EXPENSES (INCOME)
Depreciation (note 8)	106	78
Share based payments (note 16)	2,523	2,553
Interest and finance costs (note 14)	3,895	1,169
Foreign exchange loss (gain)	1,595	159
Other (gains) and losses (note 12)	(1,057)
Other expenses (income)	7,062	3,959
LOSS FOR THE YEAR	27,694	22,172
Items that may in future periods be reclassified to profit or loss:
Foreign currency differences arising on translation of foreign operations	(4,577)	(1,818)
TOTAL COMPREHENSIVE LOSS	$ 23,117	$ 20,354
Weighted average number of common shares outstanding (millions)	217.1	182.6
Loss per share - basic and diluted	$ 0.13	$ 0.12